Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
14.	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Operating lease:

Our operating leases primarily consist of leases of plants and staff dormitory for lease terms range from three to six years. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$

Operating lease right-of-use assets	5,022,022	6,960,066	896,027

Current operating lease obligation	3,928,046	2,270,289	292,273
Non-current operating lease obligation	1,093,976	4,689,777	603,754
Total operating lease obligation	5,022,022	6,960,066	896,027

Operating lease expenses for the years ended December 31, 2022, 2023 and 2024 were HK$4,532,766, HK$4,506,615 and HK$4,677,773 (approximately US$602,208), respectively.

Maturities of operating lease liabilities as of December 31, 2023 and 2024 were as follows:

For the years ending December 31,	HK$	US$
2025	2,486,524	320,111
2026	1,438,090	185,137
2027	1,460,442	188,015
2028	821,451	105,752
2029	844,921	108,774
Thereafter	492,870	63,451
Total	7,544,298	971,240
Less: imputed interest	(584,232)	(75,213)
Present value of operating lease liabilities	6,960,066	896,027
Less: current portion of lease obligation	(2,270,289)	(292,273)
	4,689,777	603,754

Other supplemental information about the Company’s operating lease as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
Weighted average discount rate	6.8%	4.4%
Weighted average remaining lease term (years)	1.16	4.17

Finance lease:

We entered into finance leases to acquire certain of plant machineries and motor vehicles as follows:

Category	Year starts	Year ended	Value
A motor vehicle	June 2019	May 2024	HK$485,000
2 sets of machineries	July 2021	June 2024	RMB1,144,000
1 set of machinery	November 2021	October 2024	RMB556,000

Supplemental balance sheet information related to finance leases was as follows:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Finance leases:
Current finance lease obligation	145,240	—	—
Non-current finance lease obligation	—	—	—
Total finance lease obligation	145,240	—	—

The weighted-average remaining lease term was 0.56 year as of December 31, 2023. The weighted-average discount rate used to determine the finance lease liabilities as of December 31, 2023 was 8.8%. The finance leases were fully settled during the year.